UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1. Name and address of issuer:

        Satuit Capital Management Trust
        2807 Gaston Gate
        Mt. Pleasant, SC 29466

2. The name of each series or class of securities for which this Form is filed:

        Satuit Capital Micro Cap Fund


3. Investment Company Act File Number:          811-10103

   Securities Act File Number:                  333-45040

4. (a) Last day of fiscal year for which this Form is filed: October 31st
4. (b) Check box if this Form is being filed late | |
4. (c) Check box if this is the last time the issuer will be filing this Form __

5. Calculation of registration fee:

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(i)   Aggregate sale price of securities
      sold during the fiscal year pursuant                          $110,783,319
      to section 24(f):
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(ii)  Aggregate price of securities redeemed or
      repurchased during the fiscal year:               $13,970,703
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(iii) Aggregate price of securities redeemed
      or repurchased during any prior fiscal
      year ending no earlier than
      October 11, 1995 that were not previously
      used to reduce registration fees payable to             -0-
      the Commission:
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(iv)  Total available redemption credits                             $13,970,703
      [add Items 5(ii) and  5(iii):
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(v)   Net sales - if Item 5(i) is greater
      than Item 5(iv) [subtract Item 5(iv)                           $96,812,616
      from Item 5(i):
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(vi)  Redemption credits available for
      use in future years - If Item 5(i) is
      less than Item 5(iv) [subtract
      Item 5(iv) from Item 5(i):                             $-0-
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(vii) Multiplier for determining                                     X0.0001177
      registration fee:
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(viii) Registration fee due [multiply
       Item 5(v) by Item 5(vii)](enter "0" if                         =$  11,395
       no fee is due):
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

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7.    Interest due - if this Form is
      being filed more than 90 days
      after the end of the issuer's
      fiscal year (see Instruction D):                                +$ -0-
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8.    Total of the amount of the
      registration fee due plus any
      interest due [line 5(viii) plus line 7]:                        =$  11,395
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9. Date the registration fee any interest payment was sent to the Commission's local depository:

      Method of Delivery:

        X       Wire Transfer
      ------
       |_|      Mail or other means






SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By: (Signature and Title)  /s/ Karen Shupe
                           --------------------
                           Karen Shupe, as Administrator

Date:  January 29, 2007